Filed pursuant to Rule 497(e)
File Nos. 333-270997; 811-23859

Ruk Strategic Growth ETF (RKSG)

(the “Fund”)

Supplement dated July 24, 2026 to the
Statutory Prospectus dated March 31, 2026

Effective as of July 24, 2026, Emmett Flood will replace Dominic Dalmaso as the portfolio manager of the Ruk Strategic Growth ETF.

Accordingly, the “Portfolio Manager” information disclosed in the “Management” section of the Fund’s Prospectus is amended and restated as follows:

Portfolio Manager
Emmett Flood, Executive Vice President and Chief Financial Officer of Sound Capital Solutions, has managed the Fund since July 2026.

The “Portfolio Manager” information disclosed in the “MANAGEMENT OF THE FUNDS” section of the Prospectus is amended and restated as follows:

Portfolio Manager
Emmett Flood serves as the portfolio manager and is primarily responsible for the day-to-day management of the Fund and has acted in this capacity for the Fund since July 2026.
Emmett Flood started his career as an auditor with Deloitte working primarily in Chicago’s insurance industry but also within the fintech, retail and construction spaces. Mr. Flood has worked at Sound Capital Solutions since 2021, where he has helped launch and advise various financial products. Mr. Flood’s specific areas of expertise include financial reporting, accounting and financial modeling, and general ETF operations. Mr. Flood holds his bachelor’s degrees in Finance and Accounting from Indiana University and is a licensed CPA. Mr. Flood is also a FINRA licensed Financial and Operations Principal.

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Please retain this Supplement with your Statutory Prospectus.

Filed pursuant to Rule 497(e)
File Nos. 333-270997; 811-23859

Ruk Strategic Growth ETF (RKSG)

(the “Fund”)

Supplement dated July 24, 2026 to the
Statement of Additional Information dated March 31, 2026

Effective as of July 24, 2026, Emmett Flood will replace Dominic Dalmaso as the portfolio manager of the Ruk Strategic Growth ETF.

Accordingly, the following information is amended under the “PORTFOLIO MANAGER” section of the SAI:

The table below identifies as of June 30, 2026, the portfolio manager, the number of accounts for which the portfolio manager has day-to-day management responsibilities and the total assets in such accounts, within each of the listed categories and, if applicable, the number of accounts and total assets in the accounts where the advisory fee is based on performance.

Emmett Flood Type of Accounts	Number of Accounts	Total Assets (in millions)	Number of Accounts with Advisory Fee based on Performance	Total Assets of Performance Fee Accounts
Registered Investment Companies	0	$0	0	$0
Other Pooled Investments	0	$0	0	$0
Other Accounts	0	$0	0	$0

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Please retain this Supplement with your Statement of Additional Information.
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